CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (Parenthetical) $ in Thousands		12 Months Ended
	May 27, 2021 USD ($) shares	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)
Commissions and offering expenses		$ 38,995
Common Shares
Number of shares repurchased | shares	3,639,918
Commissions and offering expenses	$ 1,490
CSI Solar Co., Ltd.
Net proceeds		927,897	¥ 6,628,683
Commissions and offering expenses		$ 38,995	¥ 277,929